FINANCE COSTS - Summary of Net Finance Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Interest income	€ 49	€ 47	€ 48
Interest expense on external debt	(137)	(134)	(141)
Other finance cost	(8)	(6)	(7)
Total finance costs	(145)	(140)	(148)
Total finance costs, net	(96)	(93)	(100)
Interest rate swap
Disclosure of detailed information about financial instruments [line items]
Interest income	€ 36	€ 34	€ 36